Redeemable Convertible Preferred Shares - Summary of Redeemable Convertible Preferred Shares (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Temporary Equity [Line Items]
Deemed Dividend, Value	¥ 0	$ 0	¥ 0	¥ 46,168
Series Angel Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	5,910,100	5,910,100	5,910,100	5,910,100
Beginning balance | ¥	¥ 12,400		¥ 11,664	¥ 10,800
Re-designation from ordinary shares to Series Angel+ preferred shares, Shares				0
Re-designation from ordinary shares to Series Angel+ preferred shares | ¥				¥ 0
Issuance of Preferred Shares, Shares			0	0
Issuance of Preferred Shares, Value | ¥			¥ 0	¥ 0
Accretion of Preferred Shares, Shares	0	0	0	0
Accretion of Preferred Shares, Value | ¥	¥ 396		¥ 736	¥ 864
Deemed Dividend, Shares				0
Deemed Dividend, Value | ¥				¥ 0
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(5,910,100)	(5,910,100)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (12,796)
Ending balance	¥ 0	$ 0	¥ 12,400	¥ 11,664
Ending balance, Shares	0	0	5,910,100	5,910,100
Series Angel+ Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	8,268,950	8,268,950	7,803,400	0
Beginning balance | ¥	¥ 40,686		¥ 27,512	¥ 0
Re-designation from ordinary shares to Series Angel+ preferred shares, Shares				7,803,400
Re-designation from ordinary shares to Series Angel+ preferred shares | ¥				¥ 18,577
Issuance of Preferred Shares, Shares			465,550	0
Issuance of Preferred Shares, Value | ¥			¥ 10,967	¥ 0
Accretion of Preferred Shares, Shares	0	0	0	0
Accretion of Preferred Shares, Value | ¥	¥ 1,151		¥ 2,207	¥ (37,233)
Deemed Dividend, Shares				0
Deemed Dividend, Value | ¥				¥ 46,168
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(8,268,950)	(8,268,950)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (41,837)
Ending balance	¥ 0	$ 0	¥ 40,686	¥ 27,512
Ending balance, Shares	0	0	8,268,950	7,803,400
Series Pre-A Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	8,985,050	8,985,050	8,985,050	8,985,050
Beginning balance | ¥	¥ 54,796		¥ 50,764	¥ 47,004
Re-designation from ordinary shares to Series Angel+ preferred shares, Shares				0
Re-designation from ordinary shares to Series Angel+ preferred shares | ¥				¥ 0
Issuance of Preferred Shares, Shares			0	0
Issuance of Preferred Shares, Value | ¥			¥ 0	¥ 0
Accretion of Preferred Shares, Shares	0	0	0	0
Accretion of Preferred Shares, Value | ¥	¥ 2,126		¥ 4,032	¥ 3,760
Deemed Dividend, Shares				0
Deemed Dividend, Value | ¥				¥ 0
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(8,985,050)	(8,985,050)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (56,922)
Ending balance	¥ 0	$ 0	¥ 54,796	¥ 50,764
Ending balance, Shares	0	0	8,985,050	8,985,050
Series A Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	22,096,550	22,096,550	22,096,550	22,096,550
Beginning balance | ¥	¥ 142,337		¥ 131,855	¥ 122,088
Re-designation from ordinary shares to Series Angel+ preferred shares, Shares				0
Re-designation from ordinary shares to Series Angel+ preferred shares | ¥				¥ 0
Issuance of Preferred Shares, Shares			0	0
Issuance of Preferred Shares, Value | ¥			¥ 0	¥ 0
Accretion of Preferred Shares, Shares	0	0	0	0
Accretion of Preferred Shares, Value | ¥	¥ 5,521		¥ 10,482	¥ 9,767
Deemed Dividend, Shares				0
Deemed Dividend, Value | ¥				¥ 0
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(22,096,550)	(22,096,550)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (147,858)
Ending balance	¥ 0	$ 0	¥ 142,337	¥ 131,855
Ending balance, Shares	0	0	22,096,550	22,096,550
Series A+ Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	1,060,200	1,060,200	1,060,200	1,060,200
Beginning balance | ¥	¥ 14,308		¥ 13,254	¥ 12,272
Re-designation from ordinary shares to Series Angel+ preferred shares, Shares				0
Re-designation from ordinary shares to Series Angel+ preferred shares | ¥				¥ 0
Issuance of Preferred Shares, Shares			0	0
Issuance of Preferred Shares, Value | ¥			¥ 0	¥ 0
Accretion of Preferred Shares, Shares	0	0	0	0
Accretion of Preferred Shares, Value | ¥	¥ 555		¥ 1,054	¥ 982
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(1,060,200)	(1,060,200)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (14,863)
Ending balance	¥ 0	$ 0	¥ 14,308	¥ 13,254
Ending balance, Shares	0	0	1,060,200	1,060,200
Series B Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	19,473,100	19,473,100	19,473,100	17,140,700
Beginning balance | ¥	¥ 364,419		¥ 340,234	¥ 277,706
Re-designation from ordinary shares to Series Angel+ preferred shares, Shares				0
Re-designation from ordinary shares to Series Angel+ preferred shares | ¥				¥ 0
Issuance of Preferred Shares, Shares			0	2,332,400
Issuance of Preferred Shares, Value | ¥			¥ 0	¥ 37,159
Accretion of Preferred Shares, Shares	0	0	0	0
Accretion of Preferred Shares, Value | ¥	¥ 17,949		¥ 24,185	¥ 25,369
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(19,473,100)	(19,473,100)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (382,368)
Ending balance	¥ 0	$ 0	¥ 364,419	¥ 340,234
Ending balance, Shares	0	0	19,473,100	19,473,100
Series B2 Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	11,072,800	11,072,800	11,072,800	0
Beginning balance | ¥	¥ 236,139		¥ 220,030	¥ 0
Issuance of Preferred Shares, Shares				11,072,800
Issuance of Preferred Shares, Value | ¥				¥ 203,707
Accretion of Preferred Shares, Value | ¥	¥ 11,702		16,109	16,323
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(11,072,800)	(11,072,800)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (247,841)
Ending balance	¥ 0	$ 0	¥ 236,139	¥ 220,030
Ending balance, Shares	0	0	11,072,800	11,072,800
Series B3 Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	28,013,200	28,013,200	28,013,200	0
Beginning balance | ¥	¥ 841,145		¥ 783,804	¥ 0
Issuance of Preferred Shares, Shares				28,013,200
Issuance of Preferred Shares, Value | ¥				¥ 737,920
Accretion of Preferred Shares, Value | ¥	¥ 39,479		57,341	45,884
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(28,013,200)	(28,013,200)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (880,624)
Ending balance	¥ 0	$ 0	¥ 841,145	¥ 783,804
Ending balance, Shares	0	0	28,013,200	28,013,200
Series B4-1 Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	7,269,600	7,269,600	0	0
Beginning balance | ¥	¥ 284,085		¥ 0	¥ 0
Issuance of Preferred Shares, Shares			7,269,600
Issuance of Preferred Shares, Value | ¥			¥ 259,914
Accretion of Preferred Shares, Value | ¥	¥ 3,871		24,171
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(7,269,600)	(7,269,600)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (287,956)
Ending balance	¥ 0	$ 0	¥ 284,085	¥ 0
Ending balance, Shares	0	0	7,269,600	0
Series B4 Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	6,989,700	6,989,700	6,989,700	0
Beginning balance | ¥	¥ 220,491		¥ 204,794	¥ 0
Issuance of Preferred Shares, Shares	6,989,750	6,989,750		6,989,700
Issuance of Preferred Shares, Value | ¥	¥ 359,832			¥ 195,952
Accretion of Preferred Shares, Value | ¥	¥ (99,577)		15,697	8,842
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(13,979,450)	(13,979,450)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (480,746)
Ending balance	¥ 0	$ 0	¥ 220,491	¥ 204,794
Ending balance, Shares	0	0	6,989,700	6,989,700
Series C1 Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	51,329,600	51,329,600	0	0
Beginning balance | ¥	¥ 2,964,104		¥ 0	¥ 0
Issuance of Preferred Shares, Shares	2,895,100	2,895,100	51,329,600
Issuance of Preferred Shares, Value | ¥	¥ 158,507		¥ 2,799,817
Accretion of Preferred Shares, Value | ¥	¥ 133,863		164,287
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(54,224,700)	(54,224,700)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (3,256,474)
Ending balance	¥ 0	$ 0	¥ 2,964,104	¥ 0
Ending balance, Shares	0	0	51,329,600	0
Series D Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	0	0	0	0
Beginning balance | ¥	¥ 0		¥ 0	¥ 0
Issuance of Preferred Shares, Shares	49,207,650	49,207,650
Issuance of Preferred Shares, Value | ¥	¥ 4,547,263
Accretion of Preferred Shares, Value | ¥	¥ 128,382
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(49,207,650)	(49,207,650)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (4,675,645)
Ending balance	¥ 0	$ 0	¥ 0	¥ 0
Ending balance, Shares	0	0	0	0
Series D+ redeemable convertible preferred shares [Member]
Temporary Equity [Line Items]
Beginning balance, Shares	0	0	0	0
Beginning balance | ¥	¥ 0		¥ 0	¥ 0
Issuance of Preferred Shares, Shares	21,264,750	21,264,750
Issuance of Preferred Shares, Value | ¥	¥ 2,099,195
Accretion of Preferred Shares, Value | ¥	¥ 42,962
Automatic conversion of preferred shares to ordinary shares upon IPO, Shares	(21,264,750)	(21,264,750)
Automatic conversion of preferred shares to ordinary shares upon IPO | ¥	¥ (2,142,157)
Ending balance	¥ 0	$ 0	¥ 0	¥ 0
Ending balance, Shares	0	0	0	0